Note 4 - Allowance for Credit Losses 1 (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Financing Receivable, Reviewed for Loan Grade, Percentage of Dollar Volume	50.00%	50.00%
Financing Receivable, Reviewed for Loan Grade, Minimum Commitment	$ 1,000,000	$ 1,000,000
Financing Receivable, Reviewed for Loan Grade, Past Due Period (Day)	90 days	90 days
Financing Receivable, Excluding Accrued Interest, Revolving, Converted to Term Loan	$ 0	$ 0
Financing Receivable, Modified, Commitment to Lend		0
Financing Receivable, Modified in Period, Number of Loans	0		2
Financing Receivable, Modified, Subsequent Default	$ 0	0
Real Estate Acquired Through Foreclosure	0		$ 0
Unfunded Loan Commitment [Member]
Off-Balance-Sheet, Credit Loss, Liability	318,000	266,000	$ 0
Commercial, Agricultural and State and Political Relationships [Member]
Financing Receivable, Annually Reviewed for Loan Grade, Minimum Amount	$ 500,000	$ 500,000
Commercial Real Estate Portfolio Segment [Member]
Mortgage Loans in Process of Foreclosure, Number of Loans			1
Mortgage Loans in Process of Foreclosure, Amount			$ 112,000
Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member]
Financing Receivable, Modified in Period, Number of Loans		1
Financing Receivable, Modified, Weighted Average Term Increase from Modification (Month)		60 months
Consumer Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Consumer, Other [Member]
Financing Receivable, Modified in Period, Number of Loans		1
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification		3.50%
Residential Portfolio Segment [Member]
Real Estate Acquired Through Foreclosure		$ 56,000
Real Estate Acquired Through Foreclosure, Number		1
Mortgage Loans in Process of Foreclosure, Number of Loans	1	1	1
Mortgage Loans in Process of Foreclosure, Amount	$ 75,000	$ 79,000	$ 56,000